Note 4 - Property and Equipment: Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Furniture, fixtures, and equipment	$ 8,403	$ 8,403	$ 8,403
Less: accumulated depreciation	(4,637)	(3,225)	(416)
Fixed assets, net	$ 3,766	$ 5,178	$ 7,987